UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2018 (Unaudited)

DWS International Growth Fund

	Shares	Value ($)
Common Stocks 98.6%
Argentina 0.2%
Grupo Supervielle SA (ADR) (Cost $2,064,663)	133,000	1,159,760
Brazil 0.4%
Pagseguro Digital Ltd. "A"* (a) (Cost $2,345,529)	87,113	2,090,712
Canada 10.3%
Agnico Eagle Mines Ltd. (a)	165,100	5,806,738
Alimentation Couche-Tard, Inc. "B"	140,000	7,347,458
Brookfield Asset Management, Inc. "A" (a)	332,000	14,552,877
Canada Goose Holdings, Inc.*	108,500	7,297,302
Canadian National Railway Co.	92,800	7,973,543
Gildan Activewear, Inc.	97,000	3,186,731
Toronto-Dominion Bank	146,000	8,083,212
(Cost $38,257,523)		54,247,861
China 8.3%
Alibaba Group Holding Ltd. (ADR)*	50,000	8,043,000
China Life Insurance Co., Ltd. "H"	2,735,000	5,887,387
Minth Group Ltd.	904,633	3,052,035
Momo, Inc. (ADR)*	112,000	3,511,200
New Oriental Education & Technology Group, Inc. (ADR)*	61,000	3,486,760
Ping An Healthcare and Technology Co., Ltd. 144A* (a)	69,900	313,389
Ping An Insurance (Group) Co. of China Ltd. "H"	1,037,000	10,063,185
Tencent Holdings Ltd.	230,700	9,243,594
(Cost $41,011,662)		43,600,550
Denmark 0.7%
Chr Hansen Holding AS (Cost $3,507,046)	40,000	3,613,571
Finland 1.1%
Sampo Oyj "A" (Cost $6,192,465)	124,400	5,567,161
France 10.9%
Airbus SE	47,000	5,053,141
Capgemini SE	68,000	7,954,340
LVMH Moet Hennessy Louis Vuitton SE	30,000	8,605,054
SMCP SA 144A*	266,037	5,312,545
Teleperformance	38,500	6,401,170
TOTAL SA	166,200	9,260,939
VINCI SA	93,000	8,133,952
Vivendi SA	250,000	6,235,879
(Cost $57,493,355)		56,957,020
Germany 12.6%
adidas AG	20,000	4,422,735
Allianz SE (Registered)	38,000	8,052,953
BASF SE	68,500	5,013,645
Continental AG	16,500	2,481,988
Deutsche Boerse AG	90,000	11,528,549
Deutsche Post AG (Registered)	124,500	3,968,718
Evonik Industries AG	227,600	6,139,358
Fresenius Medical Care AG & Co. KGaA	101,000	8,234,676
Infineon Technologies AG	108,000	2,284,372
LANXESS AG	77,500	4,263,714
SAP SE	54,000	5,578,126
Siemens AG (Registered)	35,000	4,066,004
(Cost $72,954,124)		66,034,838
Hong Kong 0.7%
Techtronic Industries Co., Ltd. (Cost $1,463,460)	718,001	3,890,444
Ireland 1.4%
Kerry Group PLC "A" (Cost $4,888,390)	70,000	7,247,973
Italy 1.1%
Luxottica Group SpA (Cost $6,022,011)	99,000	5,767,196
Japan 10.9%
Daikin Industries Ltd.	80,400	8,968,386
FANUC Corp.	14,700	2,520,411
Fast Retailing Co., Ltd.	16,800	8,778,585
Hoya Corp.	125,000	7,634,563
Kao Corp.	50,000	3,695,703
Keyence Corp.	13,700	7,469,415
Komatsu Ltd.	118,800	3,208,481
MISUMI Group, Inc.	179,989	4,102,305
Mitsubishi UFJ Financial Group, Inc.	1,260,200	6,937,348
Pigeon Corp.	88,500	3,659,034
(Cost $56,698,890)		56,974,231
Korea 1.4%
Samsung Electronics Co., Ltd. (Cost $9,033,287)	202,000	7,567,832
Luxembourg 2.9%
Eurofins Scientific SE	16,000	6,959,461
Globant SA*	137,887	8,087,072
(Cost $11,808,492)		15,046,533
Macau 0.9%
Sands China Ltd. (Cost $5,676,319)	1,070,800	4,650,769
Malaysia 0.9%
IHH Healthcare Bhd. (Cost $4,445,595)	3,592,600	4,605,316
Netherlands 4.0%
Adyen NV 144A*	388	202,134
ASML Holding NV	34,000	5,789,487
Core Laboratories NV	26,600	2,210,726
ING Groep NV	534,868	6,495,046
Koninklijke Philips NV	166,000	6,259,214
(Cost $23,541,770)		20,956,607
Norway 0.7%
Marine Harvest ASA (Cost $1,730,463)	150,000	3,519,125
Singapore 2.2%
DBS Group Holdings Ltd. (Cost $10,214,695)	646,700	11,554,870
South Africa 1.0%
Naspers Ltd. "N" (Cost $5,923,100)	25,500	5,080,351
Sweden 2.8%
Assa Abloy AB "B"	242,000	4,497,539
Nobina AB 144A	766,000	4,920,865
Spotify Technology SA*	38,600	5,264,268
(Cost $14,531,550)		14,682,672
Switzerland 8.9%
Julius Baer Group Ltd.*	89,000	3,586,902
Lonza Group AG (Registered)*	51,400	16,725,643
Nestle SA (Registered)	117,000	9,971,311
Novartis AG (Registered)	104,740	9,555,006
Roche Holding AG (Genusschein)	27,000	7,013,976
(Cost $37,006,574)		46,852,838
Taiwan 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $4,225,874)	698,000	5,134,483
United Kingdom 6.6%
Clinigen Healthcare Ltd.*	315,000	3,502,397
Compass Group PLC	272,750	5,844,222
Experian PLC	535,500	13,078,047
Farfetch Ltd. "A"* (a)	52,300	1,189,825
Halma PLC	213,000	3,738,822
Prudential PLC	376,500	7,434,509
(Cost $31,487,521)		34,787,822
United States 6.7%
Activision Blizzard, Inc.	83,400	4,159,992
Ecolab, Inc.	24,000	3,851,760
EPAM Systems, Inc.*	44,200	5,757,050
Marsh & McLennan Companies, Inc.	63,000	5,588,100
MasterCard, Inc. "A"	26,300	5,288,141
NVIDIA Corp.	23,200	3,791,576
Schlumberger Ltd.	61,000	2,751,100
Thermo Fisher Scientific, Inc.	15,000	3,743,250
(Cost $23,256,769)		34,930,969
Total Common Stocks (Cost $475,781,127)		516,521,504
Convertible Preferred Stock 0.2%
United States
Providence Service Corp. 5.5% (b) (Cost $572,300)	5,723	1,016,163
Warrants 0.0%
France
Parrot SA Expiration Date 12/15/2022* (b)	39,109	567
Parrot SA Expiration Date 12/22/2022* (b)	39,109	488
Total Warrants (Cost $0)		1,055
Other Investments 0.3%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	1,446,050
Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.12% (c) (d) (Cost $13,167,185)	13,167,185	13,167,185
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.24% (c) (Cost $3,335,399)	3,335,399	3,335,399
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $492,856,011)	102.2	535,487,356
Other Assets and Liabilities, Net	(2.2)	(11,720,305)
Net Assets	100.0	523,767,051

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended November 30, 2018 are as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018

Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.12% (c) (d)
5,731,305	7,435,880(e)	—	—	—	27,150	—	13,167,185	13,167,185
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.24% (c)
9,939,066	27,124,543	33,728,210	—	—	28,864	—	3,335,399	3,335,399
15,670,371	34,560,423	33,728,210	—	—	56,014	—	16,502,584	16,502,584

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $12,376,712, which is 2.4% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended November 30, 2018
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

At November 30, 2018 the DWS International Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral
Financials	106,491,859	20%
Industrials	76,892,562	15%
Consumer Discretionary	76,009,191	15%
Health Care	75,563,054	14%
Information Technology	70,734,617	14%
Consumer Staples	35,440,604	7%
Communication Services	33,495,284	6%
Materials	30,134,836	6%
Energy	14,222,765	3%
Total	518,984,772	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$1,159,760	$—	$—	$1,159,760
Brazil	2,090,712	—	—	2,090,712
Canada	54,247,861	—	—	54,247,861
China	15,040,960	28,559,590	—	43,600,550
Denmark	—	3,613,571	—	3,613,571
Finland	—	5,567,161	—	5,567,161
France	—	56,957,020	—	56,957,020
Germany	—	66,034,838	—	66,034,838
Hong Kong	—	3,890,444	—	3,890,444
Ireland	—	7,247,973	—	7,247,973
Italy	—	5,767,196	—	5,767,196
Japan	—	56,974,231	—	56,974,231
Korea	—	7,567,832	—	7,567,832
Luxembourg	8,087,072	6,959,461	—	15,046,533
Macau	—	4,650,769	—	4,650,769
Malaysia	—	4,605,316	—	4,605,316
Netherlands	2,210,726	18,745,881	—	20,956,607
Norway	—	3,519,125	—	3,519,125
Singapore	—	11,554,870	—	11,554,870
South Africa	—	5,080,351	—	5,080,351
Sweden	5,264,268	9,418,404	—	14,682,672
Switzerland	—	46,852,838	—	46,852,838
Taiwan	—	5,134,483	—	5,134,483
United Kingdom	1,189,825	33,597,997	—	34,787,822
United States	34,930,969	—	—	34,930,969
Convertible Preferred Stock	—	—	1,016,163	1,016,163
Warrants	—	—	1,055	1,055
Other Investments	1,446,050	—	—	1,446,050
Short-Term Investments (f)	16,502,584	—	—	16,502,584
Total	$142,170,787	$392,299,351	$1,017,218	$535,487,356

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Growth Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	January 22, 2019